INCOME TAXES (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2021
Operating Loss Carryforwards	$ 66,028,393	$ 25,935,753	$ 65,730,932	$ 59,481,861
Presently Reported [Member]
Operating Loss Carryforwards		55,153,554
Previously Reported [Member]
Operating Loss Carryforwards		$ 25,935,753